SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 HKD ($)
Property, Plant and Equipment [Line Items]
Foreign Currency Exchange Rate, Translation			7.8000
Impairment of long-lived assets	$ 0	$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Deposits			$ 800,000